Annual Total Returns - FidelityGovernmentMoneyMarketFund-K6PRO - FidelityGovernmentMoneyMarketFund-K6PRO - Fidelity Government Money Market Fund	Jun. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Jan. 24, 2018
Fidelity Government Money Market Fund - Class K6
Bar Chart Table:
Annual Return 2019	2.02%
Annual Return 2020	0.32%
Annual Return 2021	0.01%
Annual Return 2022	1.43%
Annual Return 2023	4.95%